- FIXED ASSETS (Details 1)	Dec. 31, 2015 USD ($)
Cost
Equipment: As at December 31, 2015	$ 4,452
Website: As at December 31, 2015	800
Totals: As at December 31, 2015	5,252
Equipment: As at March 31, 2016	4,452
Website: As at March 31, 2016	800
Totals: As at March 31, 2016	5,252
- FIXED ASSETS [Abstract]
Equipment: As at December 31, 2015	892
Totals: As at December 31, 2015	892
Equipment: Change for the period	223
Totals: Change for the period	223
Equipment: As at March 31, 2016	1,115
Totals: As at March 31, 2016	1,115
Equipment: Net book value	3,337
Website: Net book value	800
Totals: Net book value	$ 4,137